SHARE CAPITAL (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options Outstanding
	Number Outstanding	Weighted Average Exercise Price (in CAD$)

Balance outstanding at April 30, 2017	6,555,000	0.22

Balance outstanding at July 31, 2017	6,555,000	0.22

Balance exercisable at July 31, 2017	5,925,000	0.22

	Number Outstanding	Weighted Average Exercise Price (in CAD$)

Balance outstanding at April 30, 2015	5,135,000	0.22
Granted	1,200,000	0.25
Expired	(500,000)	0.40

Balance outstanding at April 30, 2016	5,835,000	0.21
Granted	1,700,000	0.25
Exercised	(980,000)	0.22

Balance outstanding at April 30, 2017	6,555,000	0.22

Balance exercisable at April 30, 2017	5,825,000	0.22

Summary Of Stock Options Outstanding
Security	Number Outstanding	Exercise Price (CAD$)	Expiry Date	Remaining Contractual Life (years)

Stock options	1,300,000	0.10	July 30, 2018	1.00
Stock options	260,000	0.15	July 30, 2018	1.00
Stock options	300,000	0.25	July 30, 2018	1.00
Stock options	200,000	0.25	November 19, 2018	1.30
Stock options	150,000	0.25	January 8, 2019	1.44
Stock options	300,000	0.25	May 23, 2019	1.81
Stock options	150,000	0.25	December 16, 2017	0.38
Stock options	1,975,000	0.25	January 29, 2020	2.50
Stock options	200,000	0.25	August 4, 2020	3.01
Stock options	1,000,000	0.25	February 25, 2018	0.57
Stock options	20,000	0.22	May 19, 2018	0.80
Stock options	300,000	0.30	July 21, 2021	3.98
Stock options	400,000	0.30	November 3, 2021	4.26

Security	Number Outstanding	Exercise Price (CAD$)	Expiry Date	Remaining Contractual Life (years)

Stock options	1,300,000	0.10	July 30, 2018	1.25
Stock options	260,000	0.15	July 30, 2018	1.25
Stock options	300,000	0.25	July 30, 2018	1.25
Stock options	200,000	0.25	November 19, 2018	1.56
Stock options	150,000	0.25	January 8, 2019	1.69
Stock options	300,000	0.25	May 23, 2019	2.06
Stock options	150,000	0.25	December 16, 2017	0.63
Stock options	1,975,000	0.25	January 29, 2020	2.75
Stock options	200,000	0.25	August 4, 2020	3.27
Stock options	1,000,000	0.25	February 25, 2018	0.82
Stock options	20,000	0.22	May 19, 2018	1.05
Stock options	300,000	0.30	July 21, 2021	4.23
Stock options	400,000	0.30	November 3, 2021	4.52

Weighted Average Grant Date Fair Value Of Stock Options Granted
	2017	2016

Stock price (CAD$)	0.25	0.23
Exercise price (CAD$)	0.25	0.25
Risk-free interest rate (%)	1.1	1.0
Expected life (years)	3.2	2.5
Expected volatility (%)	85	86
Expected dividends ($)	Nil	Nil

Fair Values of Non-Employee Stock Options
	2017 $	2016 $

Fair value of non-employee options, beginning of the period	446,354	189,207
Fair value of options on vesting	32,798	-
Change in fair value of non-employee stock options during the period	(148,251)	62,023

Fair value of non-employee options, end of the period	330,901	251,230

	2017 $	2016 $

Fair value of non-employee options, beginning of the period	189,207	116,615
Fair value of options granted	-	102,273
Fair value of options on vesting	23,415	11,366
Change in fair value of non-employee stock options during the period	233,732	(41,047)

Fair value of non-employee options, end of the period	446,354	189,207

Weighted Average Assumptions of Non-Employee Stock Options
	July 31, 2017	April 30, 2017

Stock price (CAD$)	0.38	0.48
Exercise price (CAD$)	0.23	0.23
Risk-free interest rate (%)	0.90	0.83
Expected life (years)	1.44	1.56
Expected volatility (%)	58	59
Expected dividends ($)	Nil	Nil

	2017	2016

Stock price (CAD$)	0.48	0.23
Exercise price (CAD$)	0.23	0.23
Risk-free interest rate (%)	0.83	1.34
Expected life (years)	1.56	2.43
Expected volatility (%)	59	87
Expected dividends ($)	Nil	Nil

Income Statement Share-based payments
	2017 $	2016 $

Management and consulting fees	9,829	72,169

	9,829	72,169

	2017 $	2016 $

Management and consulting fees	202,886	105,606

	202,886	105,606

Summary Of Fully-Exercisable Share Purchase Warrants
	Number Outstanding	Weighted Average Exercise Price (CAD$)

Balance at April 30, 2017	4,349,932	0.31
Issued	55,771	0.50

Balance at July 31, 2017	4,405,703	0.31

	Number Outstanding	Weighted Average Exercise Price (CAD$)

Balance at April 30, 2015	24,555,595	0.37
Issued	1,456,617	0.25
Expired	(20,175,000)	0.40
Exercised	(25,000)	0.25

Balance at April 30, 2016	5,812,212	0.27
Issued	663,330	0.33
Exercised	(1,170,084)	0.15
Expired	(955,526)	0.26

Balance at April 30, 2017	4,349,932	0.31

Summary Of Warrants Outstanding And Issuable
Security	Number Outstanding	Exercise Price ($CAD)	Expiry Date

Warrants	730,848	0.22	December 31, 2018(1)
Warrants	242,545	0.23	December 31, 2018(1)
Warrants	194,344	0.24	December 31, 2018(1)
Warrants	37,203	0.245	December 31, 2018(1)
Warrants	393,058	0.255	December 31, 2018(1)
Warrants	192,206	0.259	December 31, 2018(1)
Warrants	126,843	0.265	December 31, 2018(1)
Warrants	198,750	0.272	December 31, 2018(1)
Warrants	95,781	0.291	December 31, 2018(1)
Warrants	100,373	0.295	December 31, 2018(1)
Warrants	101,095	0.298	December 31, 2018(1)
Warrants	49,294	0.299	December 31, 2018(1)
Warrants	150,246	0.310	December 31, 2018(1)
Warrants	58,496	0.335	December 31, 2018(1)
Warrants	30,139	0.405	December 31, 2018(1)
Warrants	40,761	0.460	December 31, 2018(1)
Warrants	25,621	0.470	December 31, 2018(1)
Warrants	63,756	0.475	December 31, 2018(1)
Warrants	24,344	0.540	December 31, 2018(1)
Warrants	1,550,000	0.40	January 31, 2019

Security	Number Outstanding	Exercise Price ($CAD)	Expiry Date

Warrants	730,848	0.22	December 31, 2018(1)
Warrants	242,545	0.23	December 31, 2018(1)
Warrants	194,344	0.24	December 31, 2018(1)
Warrants	37,203	0.245	December 31, 2018(1)
Warrants	393,058	0.255	December 31, 2018(1)
Warrants	192,206	0.259	December 31, 2018(1)
Warrants	126,843	0.265	December 31, 2018(1)
Warrants	198,750	0.272	December 31, 2018(1)
Warrants	95,781	0.291	December 31, 2018(1)
Warrants	100,373	0.295	December 31, 2018(1)
Warrants	101,095	0.298	December 31, 2018(1)
Warrants	49,294	0.299	December 31, 2018(1)
Warrants	150,246	0.310	December 31, 2018(1)
Warrants	58,496	0.335	December 31, 2018(1)
Warrants	30,139	0.405	December 31, 2018(1)
Warrants	40,761	0.460	December 31, 2018(1)
Warrants	25,621	0.470	December 31, 2018(1)
Warrants	32,329	0.475	December 31, 2018(1)
Warrants	1,550,000	0.40	January 31, 2019